Schedule of reserves (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance	$ 3,311,730	$ 4,989,957	$ 5,117,485
Exchange differences arising from foreign operations	(10,604)	3,023	(23,010)
Balance	3,825,677	3,311,730	4,989,957
Total reserves	756,377	1,878,243	2,404,933
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Balance	123,793	120,770	143,780
Exchange differences arising from foreign operations	(10,604)	3,023	(23,010)
Balance	113,189	123,793	120,770
Reserve of change in value of time value of options [member]
IfrsStatementLineItems [Line Items]
Balance	1,754,450	2,284,163	5,021,974
Exchange differences arising from foreign operations
Balance	643,188	1,754,450	2,284,163
Reserve of equity component of convertible instruments [member]
IfrsStatementLineItems [Line Items]
Balance			140,721
Convertible notes issued
Transfer to retained earnings on historical conversion of notes			(140,721)
Exchange differences arising from foreign operations
Balance
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Balance	1,754,450	2,284,163	5,021,974
Equity-settled employee benefits	51,666	1,391,168	1,774,645
Equity-settled supplier payments	228,240		146,236
Warrants	363,282	363,282	363,282
Balance	$ 643,188	$ 1,754,450	$ 2,284,163